Other operating income and expenses	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other operating income and expenses
Note 10. Other operating income and expenses
Note 10.1 Other operating income

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Services to third parties (1)	3,165	2,699	763	412
Surplus Gas Injection Compensation (SGIC)	—	—	291	16,938
Gain on sale of property, plant and equipment	—	—	—	384
Reversal of allowance for expected credit losses	—	—	—	13
Other	—	—	186	55

Total other operating income	3,165	2,699	1,240	17,802

(1)	Includes services provided to customers that does not correspond to the main activity of the Company.

10.2 Other operating expenses

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Restructuring expenses (1)	(3,244)	(12,018)	—	—
Allowance for materials and spare parts (2)	(972)	(1,125)	—	(491)
Provision for environmental remediation (Note 21.2)	(816)	(1,168)	—	—
Provision for contingencies (Note 21.3)	(422)	(240)	(2)	(2,566)

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Transaction cost related to the business combinations (Note 31)	—	(2,380)	—	—
Extraordinary tariff on SGIC	—	—	(133)	(1,711)
Others	(726)	(1,166)	—	(357)

Total other operating expenses	(6,180)	(18,097)	(135)	(5,125)

(1)
The Company recorded restructuring expenses that includes payments and other related fees, such charges relates principally to the reorganization of the Group structure and to the creation of a new midstream business mention in Note 27.

(2)	Includes 360 related to current materials and spare parts, and 612 related to non-current materials and spare parts for the year ended December 31, 2019.